Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents
Detail of cash and cash equivalents
Cash and cash equivalent break down as follows:

	As of December 31,
(in thousands of euros)	2022	2021
Cash and bank accounts	38,576	83,921
Short-term bank deposits	2,813	—
Net cash and cash equivalents	41,388	83,921